Shareholders’ Equity (Deficit) (Details) - Schedule of warrant - Warrant [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Number of Common Stock Warrants, Outstanding	2,632,278	200,000
Weighted average exercise price, Outstanding	$ 2.5	$ 1.25
Weighted average life (years), Outstanding	2 years 9 months 3 days
Number of Common Stock Warrants, Granted	1,818,182	2,882,278	200,000
Weighted average exercise price, Granted	$ 2.5	$ 2.39	$ 1.25
Weighted average life (years), Granted	3 years	3 years 2 months 12 days	5 years
Number of Common Stock Warrants, Exercised		(180,000)
Weighted average exercise price, Exercised		$ 1.25
Weighted average life (years), Exercised
Number of Common Stock Warrants, Canceled		(230,000)
Weighted average exercise price, Canceled		$ 1.25
Weighted average life (years), Canceled
Number of Common Stock Warrants, Outstanding		2,632,278	200,000
Weighted average exercise price, Outstanding		$ 2.5	$ 1.25
Weighted average life (years), Outstanding		2 years 9 months 3 days	4 years 3 months 3 days
Intrinsic value of Warrants, Outstanding
Number of Common Stock Warrants, Exercisable	4,450,460	2,632,278
Weighted average exercise price, Exercisable	$ 2.5	$ 2.5
Weighted average life (years), Exercisable	2 years 2 months 15 days	2 years 9 months 3 days
Intrinsic value of Warrants, Exercisable